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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


           Report for the Calendar Year or Quarter End: March 31, 2013

If amended report check here:           []

This Amendment (check only one):        []           is a restatement
                                        []           adds new holding entries


P&S Credit Management, L.P.

Name of Institutional Investment Manager


590 Madison Avenue, 28th Floor                  New York    New York     10022
Business Address               (Street)         (City)      (State)      (Zip)


13F File Number:     028-13835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Mary Nir                       Chief Compliance Officer          (212) 319-8220
(Name)                         (Title)                           (Phone)

Signature, Place and Date of Signing:

/s/ Mary Nir
590 Madison Avenue, 28th Floor
New York, New York 10022
5/15/2013


Report Type:

[X]        13F HOLDINGS REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

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Report Summary:

Number of Other Included Managers:                       1
Form 13F Information Table Entry Total:                  0
Form 13F Information Table Value Total:                 $0  (thousands)

List of Other Included Managers:
No.        Form 13F File Number:         Name:
----------------------------------------------------------------------
1.         028-14348                     Moelis & Company Holdings LP


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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                           P&S CREDIT MANAGEMENT, L.P.

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 3/31/2013

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
ITEM 1                      ITEM 2       ITEM 3    ITEM 4             ITEM 5             ITEM 6     ITEM 7            ITEM 8
                                                    VALUE      SHARES/    SH/     PUT/   INVSTMT     OTHER        VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS         CUSIP    (x$1000)    PRN AMT    PRN     CALL   DSCRETN    MANAGERS    SOLE  SHARED   NONE
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